PRINCIPAL ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Product Information [Line Items]
Total exchange (loss)/gain	$ (229)	¥ (1,601)	¥ (2,127)	¥ 6,743
Total exchange (loss)/gain	229	1,601	2,127	(6,743)
Other comprehensive income	(1,308)	(9,149)	7,854	22,178
Other comprehensive income	1,308	¥ 9,149	(7,854)	(22,178)
Foreign currency exchange rate		6.9931
Factoring receivables		¥ 28,090	28,149
Inventory write down		¥ 3,427	12,722	9,270
Period of purchased land use right		40 years
Amortization over the term in land use right		40 years
Impairment losses of long-lived assets other than goodwill		¥ 26,090	26,090
Impairment losses of long-lived assets other than goodwill			26,090
Short term borrowing rate	2.42%	2.42%
Employee benefit expenses		¥ 75,786	149,956	163,324
General reserve description	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory reserves description	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Statutory surplus fund			472	176
Sales of Merchandise [Member]
Product Information [Line Items]
Remaining performance obligation		8,850	7,256
Membership Program [Member]
Product Information [Line Items]
Remaining performance obligation		2,184	1,175
Referral Incentives [Member]
Product Information [Line Items]
Long-aged balances		¥ 18,160	¥ 52,458	¥ 69,545